SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 11, 2020 USD ($) $ / shares shares	Mar. 15, 2020 USD ($) $ / shares shares	Jan. 07, 2020 $ / shares shares	Jul. 24, 2019 shares	Jan. 31, 2021 shares	Feb. 17, 2020 $ / shares	Jan. 31, 2020 shares	Jan. 28, 2020 $ / shares shares	Nov. 25, 2019 $ / shares shares	Aug. 31, 2019 ₪ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 ₪ / shares	Nov. 11, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares	Aug. 31, 2019 $ / shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares																₪ 0.01	₪ 0.01	₪ 0.01		₪ 0.01
Ordinary shares | shares																	62,457
Exercise price | $ / shares	$ 43.23
Stock split				1-for-1.789
Bonus share issue per outstanding share | shares				0.789
Issuance of shares | shares										500,000
Proceeds from initial public offering | $													$ 69,784
IPO expenses | $												$ 7,216
Shares authorized | shares											100,000,000	100,000,000	100,000,000							100,000,000
Shares authorized amount | ₪																				₪ 1,000,000
Stock options granted | shares	6,500
Repurchase of ordinary shares | $												$ 17,218
Repurchase of ordinary shares, shares | shares											393,441
Waiver of redeemable non controlling interest | $													$ (2,317)	(1,414)
Purchase consideration | $	$ 2,700
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of ordinary shares | $												17,218
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest															51.00%
Payment to purchase licence | $														1,700	$ 7,200
Ownership interest exchange															49.00%
Waiver of redeemable non controlling interest | $												$ 2,317
Guangzhou Sino Israel Bio Industry Investment Fund LLP [Member] | RMB [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment to purchase licence | $															$ 50,000
Invasix UK [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Waiver of redeemable non controlling interest | $														1,414
Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 19.69	$ 35.04			$ 43.96		$ 43.9	$ 41.55
Stock options granted | shares		1,259,150	953,000					42,500	112,250
Stock options cancelled | shares		1,259,150
2018 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares | shares							800,000					800,000
Shares authorized | shares											1,789,000	1,789,000
Number of options available for grant | shares											193,547	193,547
Aggregate intrinsic value | $											$ 180,509	$ 180,509
2018 Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual life												3 years 6 months 7 days
Total intrinsic value of options exercised | $												$ 190,498	7,702	1,505
Fair value of options granted | $											$ 16,345	$ 16,345	$ 2,798	$ 915
Unvested options | shares											1,154,271	1,154,271
Unrecognized compensation expense | $											$ 4,345	$ 4,345
Unrecognized compensation cost, recognition period												10 months 6 days
2018 Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares | shares					800,000
Shares authorized | shares					3,389,000
Non-Israeli [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 19.69				$ 43.96			$ 41.55
Stock options granted | shares		224,500							15,000
Fair value of options granted | $		$ 3,283
Vested options | $		$ 666
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares										₪ 0.01
Issuance of shares | shares										5,000,000
Price per share | $ / shares																			$ 14